Income or expenses on insurance (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance income
Premium income		₩ 4,348,745	₩ 4,550,277	₩ 4,558,453
Reinsurance income		15,222	10,532	6,840
Separate account income		34,771	38,999	20,805
Insurance Income total		4,398,738	4,599,808	4,586,098
Insurance expenses
Claims paid		(2,549,147)	(2,213,285)	(2,007,831)
Reinsurance premium expenses		(18,482)	(13,220)	(8,405)
Provision for policy reserves	[1]	(1,694,716)	(2,147,139)	(2,325,010)
Separate account expenses		(34,770)	(38,999)	(20,805)
Discount charge		(669)	(632)	(548)
Acquisition costs		(454,479)	(543,752)	(559,213)
Collection expenses		(16,046)	(15,716)	(15,367)
Deferred acquisition costs		283,665	336,851	373,490
Amortization of deferred acquisition costs		(385,793)	(423,955)	(440,913)
Insurance expenses total		(4,870,437)	(5,059,847)	(5,004,602)
Net loss on insurance		₩ (471,699)	₩ (460,039)	₩ (418,504)

[1]	Shinhan Life Insurance's saving interest is included. (Accumulated KRW 960,927 million as of December 31, 2017 and accumulated KRW 966,910 million as of December 31, 2018)